Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000024630 | Greater than 3 Years
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000024630 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000024630 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024630 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024630 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000024630 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000024630 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000024631 | Greater than 3 Years
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000024631 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000024631 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024631 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024631 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000024631 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000024631 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	58.20%